LOANS (Tables)	12 Months Ended
Jun. 30, 2015
Receivables [Abstract]
Schedule Of Classification Of Loans Receivable [Table Text Block]
The composition of the loan portfolio at June 30 was as follows:

(in thousands)	2015	2014

Residential real estate
One- to four-family	$191,721	$193,381
Multi-family	16,621	14,002
Construction	3,780	2,122
Land	2,021	2,362
Farm	1,567	1,644
Nonresidential real estate	22,118	21,945
Commercial and industrial	1,782	2,080
Consumer and other
Loans on deposits	2,262	2,564
Home equity	5,477	5,359
Automobile	73	64
Unsecured	605	638
	248,027	249,161

Undisbursed portion of loans in process	(2,753)	(952)
Deferred loan origination costs, net	109	52
Allowance for loan losses	(1,568)	(1,473)
	$243,815	$246,788

Schedule Of Impaired Loans Receivable Additional Information [Table Text Block]
The following tables present the balance in the allowance for loan losses and the recorded investment in loans by portfolio class and based on impairment method as of June 30, 2015 and 2014. There were $3.5 million and $3.8 million in loans acquired with deteriorated credit quality at June 30, 2015 and 2014, respectively.

June 30, 2015:
		Loans
		acquired
		with		Ending
	Loans	deteriorated	Ending	allowance
	individually	credit	loans	attributed to	Unallocated	Total
(in thousands)	evaluated	quality	balance	loans	allowance	allowance
Loans individually evaluated for impairment:
Residential real estate:
One- to four-family	$1,743	$2,565	$4,308	$—	$—	$—
Land	476	381	857	—	—	—
Nonresidential real estate	241	526	767	—	—	—
Consumer and other:
Home equity	28	—	28	—	—	—
Unsecured	18	—	18	—	—	—
	2,506	3,472	5,978	—	—	—

Loans collectively evaluated for impairment:
Residential real estate:
One- to four-family			$187,413	$1,059	$—	$1,059
Multi-family			16,621	94	—	94
Construction			3,780	21	—	21
Land			1,164	7	—	7
Farm			1,567	9	—	9
Nonresidential real estate			21,351	121	—	121
Commercial and industrial			1,782	10	—	10
Consumer and other
Loans on deposits			2,262	13	—	13
Home equity			5,449	31	—	31
Automobile			73	—	—	—
Unsecured			587	3	—	3
Unallocated			—	—	200	200
			242,049	1,368	200	1,568
			$248,027	$1,368	$200	$1,568

June 30, 2014:

		Loans
		acquired
		with		Ending
	Loans	deteriorated	Ending	allowance
	individually	credit	loans	attributed to	Unallocated	Total
(in thousands)	evaluated	quality*	balance	loans	allowance	allowance
Loans individually evaluated for impairment:
Residential real estate:
One- to four-family	$2,159	$2,735	$4,894	$14	$—	$14
Farm	—	444	444	—	—	—
Nonresidential real estate	—	529	529	—	—	—
Commercial and industrial	—	68	68	—	—	—
	2,159	3,776	5,935	14	—	14

Loans collectively evaluated for impairment:
Residential real estate:
One- to four-family			$191,487	$989	$—	$989
Multi-family			14,002	73	—	73
Construction			2,122	11	—	11
Land			1,918	10	—	10
Farm			1,644	9	—	9
Nonresidential real estate			21,416	112	—	112
Commercial and industrial			2,012	11	—	11
Consumer and other
Loans on deposits			2,564	13	—	13
Home equity			5,359	28	—	28
Automobile			64	—	—	—
Unsecured			638	3	—	3
Unallocated			—	—	200	200
			243,226	1,259	200	1,459
			$249,161	$1,273	$200	$1,473

*These loans were evaluated at acquisition date at their estimated fair value and there has been no subsequent deterioration since acquisition.

Impaired Financing Receivables [Table Text Block]
The following tables present impaired loans by class of loans as of and for the years ended June 30, 2015 and 2014:

	Unpaid
	Principal	Allowance
June 30, 2015:	Balance and	for Loan	Average	Interest	Cash Basis
	Recorded	Losses	Recorded	Income	Income
(in thousands)	Investment	Allocated	Investment	Recognized	Recognized

With no related allowance recorded:
Residential real estate:
One- to four-family	$4,308	$—	$4,075	$84	$84
Land	857	—	554	31	31
Nonresidential real estate	767	—	618	26	26
Commercial and industrial	—	—	19	6	6
Consumer and other
Home equity	28	—	28	—	—
Unsecured	18	—	7	—	—
Total	$5,978	$—	$5,301	$147	$147

	Unpaid
	Principal	Allowance
June 30, 2014:	Balance and	for Loan	Average	Interest	Cash Basis
	Recorded	Losses	Recorded	Income	Income
(in thousands)	Investment	Allocated	Investment	Recognized	Recognized

With no related allowance recorded:
Residential real estate:
One- to four-family	$4,694	$—	$6,887	$7	$7
Farm	444	—	465	—	—
Nonresidential real estate	529	—	538	—	—
Commercial and industrial	68	—	94	—	—
	$5,735	$—	$7,984	$7	$7

With an allowance recorded:
Residential real estate:
One- to four-family	200	14	206	—	—
Total	$5,935	$14	$8,190	$7	$7

Troubled Debt Restructurings on Financing Receivables [Table Text Block]
	June 30, 2015		June 30, 2014
		Loans Past		Loans Past
		Due Over 90		Due Over 90
		Days Still		Days Still
(in thousands)	Nonaccrual	Accruing	Nonaccrual	Accruing

One- to four-family residential real estate	$4,331	$1,745	$5,767	$3,513
Nonresidential real estate	410	—	384	—
Commercial and industrial	—	—	47	—
Consumer	26	—	29	—
	$4,767	$1,745	$6,227	$3,513

Schedule Of Troubled Debt Restructurings Modified Terms [Table Text Block]
The following table presents loans classified as TDRs as of June 30, 2015 and 2014, and their performance, by modification type:

		Pre-	Post-		TDRs Not
		Modification	Modification	TDRs	Performing
		Outstanding	Outstanding	Performing	to
	Number	Recorded	Recorded	to Modified	Modified
(Dollars in thousands)	of Loans	Investment	Investment	Terms	Terms
June 30, 2015:
Residential Real Estate:
1-4 Family	38	$2,110	$1,851	$1,710	$141

June 30, 2014
Residential Real Estate:
1-4 Family	39	$2,230	$1,997	$1,621	$376

Past Due Financing Receivables [Table Text Block]
June 30, 2015:

		Greater		Loans
		than 90	Total	Not
	30-89 Days	Days Past	Past	Past
(in thousands)	Past Due	Due	Due	Due	Total

Residential real estate:
One-to four-family	$5,129	$3,233	$8,362	$183,359	$191,721
Multi-family	—	—	—	16,621	16,621
Construction	—	—	—	3,780	3,780
Land	344	262	606	1,415	2,021
Farm	—	—	—	1,567	1,567
Nonresidential real estate	142	388	530	21,588	22,118
Commercial and industrial	—	—	—	1,782	1,782
Consumer and other:
Loans on deposits	—	—	—	2,262	2,262
Home equity	20	—	20	5,457	5,477
Automobile	—	—	—	73	73
Unsecured	13	18	31	574	605
Total	$5,648	$3,901	$9,549	$238,478	$248,027

June 30, 2014:
		Greater
		than 90	Total	Loans
	30-89 Days	Days	Past	Not Past
(in thousands)	Past Due	Past Due	Due	Due	Total

Residential real estate:
One-to four-family	$4,481	$9,060	$13,541	$182,840	$196,381
Multi-family	—	—	—	14,002	14,002
Construction	343	—	343	1,779	2,122
Land	—	364	364	1,998	2,362
Farm	—	—	—	1,644	1,644
Nonresidential real estate	375	396	771	21,174	21,945
Commercial and industrial	—	88	88	1,992	2,080
Consumer and other:
Loans on deposits	—	—	—	2,564	2,564
Home equity	—	33	33	5,326	5,359
Automobile	—	—	—	64	64
Unsecured	68	—	68	570	638
Total	$5,267	$9,941	$15,208	$233,953	$249,161

Financing Receivable Credit Quality Indicators [Table Text Block]
June 30, 2015:
		Special			Not
(in thousands)	Pass	Mention	Substandard	Doubtful	rated

Residential real estate:
One- to four-family	$—	$6,914	$9,371	$—	$175,436
Multi-family	16,621	—	—	—	—
Construction	3,780	—	—	—	—
Land	1,164	—	857	—	—
Farm	1,567	—	—	—	—
Nonresidential real estate	20,198	1,131	789	—	—
Commercial and industrial	1,750	32	—	—	—
Consumer and other:
Loans on deposits	2,262	—	—	—	—
Home equity	5,448	—	29	—	—
Automobile	73	—	—	—	—
Unsecured	605	—	—	—	—

June 30, 2014:

		Special			Not
(in thousands)	Pass	Mention	Substandard	Doubtful	rated

Residential real estate:
One- to four-family	$-	$2,928	$11,287	$—	$182,166
Multi-family	14,002	—	—	—	—
Construction	2,122	—	—	—	—
Land	1,366	—	996	—	—
Farm	1,644	—	—	—	—
Nonresidential real estate	18,920	965	2,060	—	—
Commercial and industrial	2,014	—	66	—	—
Consumer and other:
Loans on deposits	2,564	—	—	—	—
Home equity	5,359	—	—	—	—
Automobile	64	—	—	—	—
Unsecured	606	3	29	—	—

Allowance for Credit Losses on Financing Receivables [Table Text Block]
The activity in the allowance for loan losses is summarized as follows for the years ended June 30:

(in thousands)	2015	2014

Balance at beginning of year	$1,473	$1,310
Provision for losses on loans	343	580
Charge-offs, net	(248)	(417)
Balance at end of year	$1,568	$1,473

The following tables present the activity in the allowance for loan losses by portfolio segment for the years ended June 30, 2015 and 2014:

June 30, 2015:

		Provision
	Beginning	for loan	Loans		Ending
(in thousands)	balance	losses	charged off	Recoveries	balance

Residential real estate:
One- to four-family	$999	$307	$(274)	$26	$1,058
Multi-family	74	19	—	—	93
Construction	11	10	—	—	21
Land	10	(1)	—	—	9
Farm	9	—	—	—	9
Nonresidential real estate	114	7	—	—	121
Commercial and industrial	11	(1)	—	—	10
Consumer and other:
Loans on deposits	14	(1)	—	—	13
Home equity	28	3	—	—	31
Automobile	—	—	—	—	—
Unsecured	3	—	—	—	3
Unallocated	200	—	—	—	200
Totals	$1,473	$343	$(274)	$26	$1,568

June 30, 2014:

		Provision
	Beginning	for loan	Loans		Ending
(in thousands)	balance	losses	charged off	Recoveries	balance

Residential real estate:
One- to four-family	$871	$546	$(467)	$49	$999
Multi-family	63	11	—	—	74
Construction	8	3	—	—	11
Land	12	(2)	—	—	10
Farm	6	3	—	—	9
Nonresidential real estate	94	20	—	—	114
Commercial and industrial	13	(2)	—	—	11
Consumer and other:
Loans on deposits	12	2	—	—	14
Home equity	25	3	—	—	28
Automobile	—	—	—	—	—
Unsecured	6	(4)	—	1	3
Unallocated	200	—	—	—	200
Totals	$1,310	$580	$(467)	$50	$1,473

Certain Loans Acquired In Transfer Accounted For As Debt Securities [Table Text Block]
The carrying amount of those loans, net of a credit quality component of $616,000 and $782,000, at June 30, 2015 and 2014, respectively, is as follows:

(in thousands)	2015	2014

Residential real estate:
One- to four-family	$2,565	$2,735
Land	381	444
Nonresidential real estate	526	529
Commercial non-mortgage loans	—	68
Outstanding balance	$3,472	$3,776

Certain Loans Acquired In Transfer Accounted For As Debt Securities Accretable Yield [Table Text Block]
Accretable yield, or income expected to be collected, for the years ended June 30 was as follows:

(in thousands)	2015	2014

Balance at beginning of year	$1,478	$1,294
Accretion of income	(457)	(155)
Reclassifications from nonaccretable difference	—	339
Disposals	—	—
Balance at end of year	$1,021	$1,478